Quarterly Holdings Report
for

Fidelity® SAI U.S. Low Volatility Index Fund

January 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV1-QTLY-0320
1.9866138.104

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 5.5%
AT&T, Inc.	2,889,585	$108,706,188
Verizon Communications, Inc.	1,772,016	105,328,631
		214,034,819
Entertainment - 0.5%
Cinemark Holdings, Inc. (a)	69,600	2,193,096
The Walt Disney Co.	124,959	17,283,079
		19,476,175
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (b)	19,428	27,836,050
Media - 0.4%
Cable One, Inc.	3,278	5,585,810
Omnicom Group, Inc.	142,013	10,694,999
		16,280,809
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (b)	206,402	16,344,974

TOTAL COMMUNICATION SERVICES		293,972,827

CONSUMER DISCRETIONARY - 12.0%
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (b)	38,002	6,222,067
H&R Block, Inc.	131,042	3,040,174
		9,262,241
Hotels, Restaurants & Leisure - 5.7%
Cracker Barrel Old Country Store, Inc.	15,697	2,400,542
Darden Restaurants, Inc.	80,182	9,335,590
Domino's Pizza, Inc.	24,940	7,026,845
Dunkin' Brands Group, Inc.	54,003	4,217,094
McDonald's Corp.	477,897	102,255,621
Starbucks Corp.	781,475	66,292,524
Texas Roadhouse, Inc. Class A	39,849	2,490,563
Vail Resorts, Inc.	25,739	6,036,053
Yum! Brands, Inc.	198,657	21,011,951
		221,066,783
Household Durables - 0.2%
NVR, Inc. (b)	2,243	8,561,464
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (b)	12,323	24,753,457
Multiline Retail - 1.2%
Dollar General Corp.	118,062	18,111,891
Target Corp.	242,717	26,878,481
		44,990,372
Specialty Retail - 2.4%
AutoZone, Inc. (b)	16,014	16,942,171
Burlington Stores, Inc. (b)	43,266	9,409,057
O'Reilly Automotive, Inc. (b)	49,952	20,285,507
TJX Companies, Inc.	789,266	46,598,265
		93,235,000
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. Class B	680,150	65,498,445

TOTAL CONSUMER DISCRETIONARY		467,367,762

CONSUMER STAPLES - 8.5%
Beverages - 1.2%
PepsiCo, Inc.	333,124	47,310,270
Food & Staples Retailing - 2.8%
Sysco Corp.	238,276	19,571,991
Walmart, Inc.	779,384	89,231,674
		108,803,665
Food Products - 0.9%
Hormel Foods Corp. (a)	181,276	8,567,104
McCormick & Co., Inc. (non-vtg.)	80,335	13,124,329
The Hershey Co.	97,254	15,090,903
		36,782,336
Household Products - 3.6%
Church & Dwight Co., Inc.	161,319	11,973,096
Clorox Co.	81,758	12,861,351
Procter & Gamble Co.	925,097	115,285,588
		140,120,035

TOTAL CONSUMER STAPLES		333,016,306

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Exxon Mobil Corp.	1,444,916	89,758,182
FINANCIALS - 11.2%
Banks - 1.9%
Bank of Hawaii Corp. (a)	26,290	2,355,584
Commerce Bancshares, Inc. (a)	67,709	4,581,191
Credicorp Ltd. (United States)	26,420	5,457,844
First Republic Bank	103,468	11,472,532
U.S. Bancorp	936,205	49,824,830
		73,691,981
Capital Markets - 3.1%
Cboe Global Markets, Inc.	72,913	8,984,340
CME Group, Inc.	233,784	50,756,844
FactSet Research Systems, Inc.	20,958	5,996,293
Intercontinental Exchange, Inc.	365,873	36,492,173
MarketAxess Holdings, Inc.	24,650	8,730,537
The NASDAQ OMX Group, Inc.	73,867	8,602,551
		119,562,738
Insurance - 5.9%
AFLAC, Inc.	483,367	24,927,236
Allstate Corp.	211,765	25,102,623
American Financial Group, Inc.	45,009	4,896,529
Arch Capital Group Ltd. (b)	264,401	11,675,948
Arthur J. Gallagher & Co.	121,478	12,459,998
Brown & Brown, Inc.	152,416	6,843,478
Chubb Ltd. (a)	297,541	45,223,257
Erie Indemnity Co. Class A (a)	12,062	2,008,323
Everest Re Group Ltd.	26,598	7,356,209
Hanover Insurance Group, Inc.	25,823	3,578,551
Loews Corp.	169,775	8,734,924
Marsh & McLennan Companies, Inc.	330,551	36,975,435
Progressive Corp.	359,529	29,010,395
Reinsurance Group of America, Inc.	40,974	5,902,305
W.R. Berkley Corp.	94,475	6,946,747
		231,641,958
Mortgage Real Estate Investment Trusts - 0.3%
Blackstone Mortgage Trust, Inc.	87,671	3,349,032
Chimera Investment Corp.	119,325	2,529,690
MFA Financial, Inc.	294,151	2,294,378
Starwood Property Trust, Inc.	183,770	4,715,538
		12,888,638

TOTAL FINANCIALS		437,785,315

HEALTH CARE - 14.3%
Health Care Equipment & Supplies - 2.6%
Medtronic PLC	393,186	45,389,392
ResMed, Inc.	93,797	14,910,909
Stryker Corp.	193,101	40,686,381
		100,986,682
Health Care Providers & Services - 4.6%
Anthem, Inc.	95,181	25,249,616
Cigna Corp.	164,231	31,594,760
Quest Diagnostics, Inc.	77,165	8,539,851
UnitedHealth Group, Inc.	418,546	114,032,858
		179,417,085
Pharmaceuticals - 7.1%
Eli Lilly & Co.	554,659	77,452,583
Johnson & Johnson	908,803	135,293,507
Pfizer, Inc.	1,758,752	65,495,924
		278,242,014

TOTAL HEALTH CARE		558,645,781

INDUSTRIALS - 7.7%
Aerospace & Defense - 3.8%
HEICO Corp.	62,670	7,672,688
Lockheed Martin Corp.	149,725	64,100,267
Northrop Grumman Corp.	102,730	38,479,576
Raytheon Co.	180,046	39,779,363
		150,031,894
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	88,383	6,383,020
Expeditors International of Washington, Inc.	109,511	7,998,683
		14,381,703
Commercial Services & Supplies - 1.5%
Cintas Corp.	37,769	10,536,418
Republic Services, Inc.	138,208	13,136,670
Rollins, Inc.	91,935	3,488,933
Waste Management, Inc.	254,807	31,010,012
		58,172,033
Industrial Conglomerates - 1.2%
3M Co.	175,190	27,795,645
Honeywell International, Inc.	119,173	20,643,147
		48,438,792
Machinery - 0.2%
Toro Co.	69,596	5,569,072
Professional Services - 0.5%
Exponent, Inc.	33,896	2,466,612
Verisk Analytics, Inc.	106,747	17,343,185
		19,809,797
Trading Companies & Distributors - 0.1%
Watsco, Inc.	21,292	3,703,105

TOTAL INDUSTRIALS		300,106,396

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.1%
F5 Networks, Inc. (b)	37,919	4,630,668
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	194,192	19,316,278
Dolby Laboratories, Inc. Class A	36,713	2,545,679
		21,861,957
IT Services - 10.9%
Accenture PLC Class A	415,965	85,360,178
Amdocs Ltd.	88,717	6,383,188
Automatic Data Processing, Inc.	283,305	48,555,644
Broadridge Financial Solutions, Inc.	74,611	8,889,901
CoreLogic, Inc.	51,092	2,375,778
Fidelity National Information Services, Inc.	400,494	57,534,968
Fiserv, Inc. (b)	372,663	44,201,558
Genpact Ltd.	100,740	4,459,760
Jack Henry & Associates, Inc.	50,270	7,517,376
MasterCard, Inc. Class A	35,310	11,155,841
Maximus, Inc.	41,660	2,989,105
Paychex, Inc.	208,797	17,908,519
Visa, Inc. Class A (a)	642,006	127,739,934
		425,071,750
Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	1,874,908	119,862,868
Software - 4.9%
CDK Global, Inc.	79,126	4,247,484
Check Point Software Technologies Ltd. (a)(b)	76,532	8,748,373
Intuit, Inc.	100,079	28,060,150
j2 Global, Inc.	30,339	2,908,297
Microsoft Corp.	477,358	81,260,652
Oracle Corp.	1,267,391	66,474,658
		191,699,614
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	255,201	78,987,262

TOTAL INFORMATION TECHNOLOGY		842,114,119

MATERIALS - 3.7%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	143,861	34,341,059
Ecolab, Inc.	163,440	32,052,218
Linde PLC	352,931	71,690,874
NewMarket Corp.	4,821	2,119,408
		140,203,559
Containers & Packaging - 0.1%
Aptargroup, Inc.	41,810	4,829,473

TOTAL MATERIALS		145,033,032

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Agree Realty Corp.	27,399	2,080,406
American Campus Communities, Inc.	79,252	3,635,289
American Tower Corp.	39,555	9,166,476
AvalonBay Communities, Inc.	88,357	19,146,078
Crown Castle International Corp.	271,430	40,671,071
CubeSmart	125,643	3,979,114
EPR Properties	38,472	2,745,747
Equity Lifestyle Properties, Inc.	118,865	8,647,429
Essex Property Trust, Inc.	42,911	13,292,111
Extra Space Storage, Inc.	81,206	8,987,880
Federal Realty Investment Trust (SBI)	45,509	5,689,535
Gaming & Leisure Properties	112,335	5,308,390
Mid-America Apartment Communities, Inc.	62,860	8,625,021
National Health Investors, Inc.	28,309	2,388,713
National Retail Properties, Inc.	112,055	6,275,080
Public Storage	98,030	21,935,193
Realty Income Corp.	207,759	16,290,383
Simon Property Group, Inc.	197,093	26,242,933
Store Capital Corp.	137,225	5,386,081
Ventas, Inc.	175,966	10,181,393
		220,674,323
UTILITIES - 5.5%
Electric Utilities - 2.7%
Allete, Inc.	33,724	2,815,280
Duke Energy Corp.	475,675	46,440,150
Evergy, Inc.	77,993	5,627,975
Eversource Energy	175,648	16,236,901
Pinnacle West Capital Corp.	73,319	7,162,533
Portland General Electric Co.	58,348	3,588,402
Xcel Energy, Inc.	342,342	23,686,643
		105,557,884
Gas Utilities - 0.1%
Spire, Inc.	31,884	2,688,459
Multi-Utilities - 2.3%
CMS Energy Corp.	185,274	12,693,122
Consolidated Edison, Inc.	216,844	20,383,336
Dominion Energy, Inc.	326,295	27,979,796
DTE Energy Co.	71,086	9,426,714
WEC Energy Group, Inc.	205,936	20,570,947
		91,053,915
Water Utilities - 0.4%
American Water Works Co., Inc.	117,941	16,063,564

TOTAL UTILITIES		215,363,822

TOTAL COMMON STOCKS
(Cost $3,237,543,366)		3,903,837,865
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $219,481)	220,000	219,582
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 1.58% (d)	13,766,210	$13,768,963
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	150,975,839	150,990,936
TOTAL MONEY MARKET FUNDS
(Cost $164,759,876)		164,759,899
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $3,402,522,723)		4,068,817,346
NET OTHER ASSETS (LIABILITIES) - (4.0)%(f)		(155,659,971)
NET ASSETS - 100%		$3,913,157,375

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	41	March 2020	$6,609,200	$110,662	$110,662
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	March 2020	2,408,400	(25,164)	(25,164)
TOTAL FUTURES CONTRACTS					$85,498

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,582.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $551,758 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,531
Fidelity Securities Lending Cash Central Fund	42,535
Total	$118,066

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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